Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Abstract]
Entity Registrant Name	HSBC HOLDINGS PLC
Entity Central Index Key	0001089113
Document Period End Date	Jun. 30, 2020
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false